Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Provisions [Line Items]
Balance at December 31, 2022	£ 4,146
Additions	21
Reverse unused	(46)
Utilized	(810)
Transfer from prepayments, accrued income and other receivables	(247)
Effect of foreign currency exchange differences	(6)
Balance at June 30, 2023	3,058
Current	3,000	£ 4,100
Non-current	58	£ 46
Provisions	3,058
Legal proceedings provision [member]
Disclosure Of Provisions [Line Items]
Balance at December 31, 2022	4,100
Reverse unused	(46)
Utilized	(801)
Transfer from prepayments, accrued income and other receivables	(247)
Effect of foreign currency exchange differences	(6)
Balance at June 30, 2023	3,000
Current	3,000
Provisions	3,000
Dilapidations [Member]
Disclosure Of Provisions [Line Items]
Balance at December 31, 2022	46
Additions	21
Utilized	(9)
Balance at June 30, 2023	58
Non-current	58
Provisions	£ 58